Schedule of Revenue by Geographical Area (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Revenues	$ 1,147,748	$ 1,926,008	$ 335,000
MOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues	1,296	98,282	180,270
HONG KONG
Defined Benefit Plan Disclosure [Line Items]
Revenues	104,763
CHINA
Defined Benefit Plan Disclosure [Line Items]
Revenues	1,041,689	1,827,726	154,730
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues	1,147,748	1,892,300	301,472
Third Parties [Member] | MOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues	1,296	64,574	146,742
Third Parties [Member] | HONG KONG
Defined Benefit Plan Disclosure [Line Items]
Revenues	104,763
Third Parties [Member] | CHINA
Defined Benefit Plan Disclosure [Line Items]
Revenues	$ 1,041,689	1,827,726	154,730
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues		33,708	33,528
Related Party [Member] | MOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues		33,708	33,528
Related Party [Member] | CHINA
Defined Benefit Plan Disclosure [Line Items]
Revenues